Calvert VP SRI Mid Cap Portfolio
Investment Objective

The Portfolio seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP SRI Mid Cap Portfolio Calvert VP SRI Mid Cap Portfolio
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert VP SRI Mid Cap Portfolio Calvert VP SRI Mid Cap Portfolio
Management fees	0.77%	[1]
Distribution and Service (12b-1) Fees	none
Other expenses	0.26%
Total annual fund operating expenses	1.03%
Less fee waiver and/or expense reimbursement	(0.04%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.99%
[1]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[2]	Calvert Research and Management ("CRM " or the "Adviser ") has agreed to reimburse the Portfolio's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.99% for Portfolio shares. This expense reimbursement will continue through April 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

• your investment has a 5% return each year;

• the Portfolio’s operating expenses remain the same; and

• any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Calvert VP SRI Mid Cap Portfolio | Calvert VP SRI Mid Cap Portfolio | USD ($)	101	324	565	1,256

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 170 % of its portfolio’s average value.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its net assets, ( plus any borrowings for investment purposes) in the common stocks of mid-cap companies. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap ® Index at the time of investment. As of December 31, 2016 , the market capitalization of the Russell Midcap ® Index companies ranged from $ 643 million to $ 57.6 billion with a weighted average level of $ 13.3 billion.  Although primarily investing in mid-cap U.S. companies, the Portfolio may also invest in small-cap companies.  The Portfolio may invest up to 25% of its net assets in publicly-traded real estate investment trusts (“REITs”).

The Portfolio normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies and other issuers that the Adviser determines operate in a manner consistent with or promote The Calvert Principles for Responsible Investment (the “Principles”).  The Principles provide a framework for the Adviser’s evaluation of investments considering environmental, social and governance factors.  The Principles seek to identify companies and other issuers that operate in a manner that is consistent with or promote: environmental sustainability and resource efficiency; equitable societies and respect for human rights; and accountable governance and transparency, among other factors.  For additional information, please refer to “Appendix A: The Calvert Principles for Responsible Investment.”  The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Portfolio may invest up to 25% of its net assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries.  Foreign securities include, but are not limited to, securities that are issued by foreign governments, supranational entities and foreign corporations.  As an alternative to holding foreign stocks directly, the Portfolio may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”)).

The Adviser selects securities primarily on the basis of fundamental research, and consideration of the responsible investing criteria described below.  The portfolio managers utilize the information provided by, and the expertise of, the Adviser’s research staff in making investment decisions. In selecting securities, the portfolio managers seek companies that have sustainable earnings and cash flow, a strong and durable financial profile, secular and cyclical growth prospects, and the ability to maintain a competitive position within its industry. In addition, the portfolio managers employ a portfolio construction process that seeks to manage investment risk. This process includes the use of portfolio optimization tools (quantitative tools that help track the portfolio’s fundamental characteristics such as its volatility, valuation and growth rate relative to the benchmark) and risk management techniques to assist in portfolio construction and monitoring and maintaining issuer and industry diversification among portfolio holdings. The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

Responsible Investing. In selecting investments for the Portfolio, CRM is guided by The Calvert Principles for Responsible Investment , which provide a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance.  For additional information, please refer to “Appendix A: The Calvert Principles for Responsible Investment.”

Principal Risks

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign and Emerging Market Investment Risk .  Because the Portfolio can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad , including the imposition of economic and other sanctions by the United States or another country.  Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve higher risk than developed market securities.  Trading in foreign markets often involves higher expense than trading in the United States.  The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.  Depositary receipts are subject to many of the risks associated with investment directly in foreign instruments.

Real Estate Risks. Real estate investments , such as REITs, are subject to special risks , including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Portfolio may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Portfolio’s exposure to certain sectors or types of investments, and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s ESG performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Portfolio to temporarily hold investments that do not comply with the Portfolio’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Portfolio’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with two broad-based securities market indexes.  The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future .  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.   The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2016 , the highest quarterly total return was 17. 54 % for the quarter ended December 31, 2010 and the lowest quarterly return was -25.51% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016
Average Annual Total Returns - Calvert VP SRI Mid Cap Portfolio	Label	One Year	Five Years	Ten Years
Calvert VP SRI Mid Cap Portfolio	Calvert VP SRI Mid Cap Portfolio	7.24%	11.19%	7.64%
Russell Midcap® Index (reflects no deduction for fees or expenses)	Russell Midcap® Index (reflects no deduction for fees or expenses)	13.80%	14.70%	7.85%
Russell Midcap® Growth Index (reflects no deduction for fees or expenses)	Russell Midcap® Growth Index (reflects no deduction for fees or expenses)	7.33%	13.49%	7.83%

Effective June 6, 2016 the Portfolio’s benchmark was changed to the Russell Midcap ® Index.  The Midcap Index is more consistent with the Portfolio’s composition and represents a more accurate reflection of the Portfolio’s investment strategy.  Investors cannot invest directly in an Index .